Advances from Federal Home Loan Bank - Summarized Federal Home Loan Bank Advances (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Federal Home Loan Banks [Abstract]
Fixed-rate	$ 34,000	$ 46,780
Weighted Average Rate	0.88%	3.72%